INVESTMENTS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Investments beginning balance	$ 252,135	$ 302,897
Sale of investments	(54,251)	(13,598)
Acquisition of investments	7,890	2,464
Change in fair value gain to profit and (loss)	15,954	(39,628)
Equity pick up of associates	(1,772)	0
Investments ending balance	219,956	252,135
Equity Instruments
Disclosure of financial assets [line items]
Investments beginning balance	6,560	10,517
Acquisition of investments	2,773	977
Change in fair value gain to profit and (loss)	3,747	(4,934)
Investments ending balance	13,080	6,560
Investment in Associates
Disclosure of financial assets [line items]
Investments beginning balance	1,487	0
Sale of investments	0	0
Acquisition of investments	5,117	1,487
Change in fair value gain to profit and (loss)	0	0
Equity pick up of associates	(1,772)
Investments ending balance	4,832	1,487
Debt Instruments
Disclosure of financial assets [line items]
Investments beginning balance	13,000	15,565
Sale of investments	0	0
Acquisition of investments	0	0
Change in fair value gain to profit and (loss)	(1,232)	(2,565)
Equity pick up of associates	0
Investments ending balance	11,768	13,000
Physical Uranium
Disclosure of financial assets [line items]
Investments beginning balance	231,088	276,815
Sale of investments	(54,251)	(13,598)
Acquisition of investments	0	0
Change in fair value gain to profit and (loss)	13,439	(32,129)
Equity pick up of associates	0
Investments ending balance	$ 190,276	$ 231,088